Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents.
Cash and cash equivalents

6.Cash and cash equivalents

	2023	2022
Banks	7,525,552	9,483,747
Short–term investments	4,808,610	5,915,067
Cash	1,953	2,244
	12,336,115	15,401,058

As of December 31, 2023, the balance of cash and cash equivalents (short-term investments) includes an amount of total restricted cash for $1,724,488 ($2,067,279 as of December 2022), mainly in a) Interconexión Eléctrica S.A. E.S.P. for $1,580,106 ($1,987,409 as of December 31, 2022), b) Cenit for $143,464 ($79,870 as of December 31, 2022, which corresponded to Oleoducto Bicentenario), and c) other companies for $918. The restricted cash amounts will be used in the next 12 months exclusively for the payment of principal and interest on loans.

The fair value of cash and cash equivalents approximates its book value due to its short-term nature (less than three months) and its high liquidity. Cash equivalents are convertible to a known amount of cash and are subject to a non-significant risk of changes in value. The effective rate of return on cash and cash equivalents as of December 31, 2023, was 9.8% (2022 – 8.5%).

The following table reflects the credit quality of banks in which Ecopetrol Business Group has deposits and check accounts, and issuers of investments included in cash and cash equivalents:

Rating	2023	2022
F1+	2,349,260	466,031
F1	2,133,937	1,458,524
A-1	1,498,034	731,424
P AAA	1,475,084	—
AAA	993,553	5,356,966
P-1	741,041	—
B	670,268	16,753
F2	630,089	—
BRC1+	378,077	606,052
BB	103,066	463,681
F3	70,055	584
BBB	68,378	425,485
AAAF	64,518	—
AAAm	51,710	—
AAAmmf	4,562	5,508
C	3,156	—
Aaa	1,798	10,276
BRC1	1,513	1,201
A	—	919,903
A -2	—	749,912
AA	—	675,596
A3	—	647,316
A+	—	543,260
A-	—	477,059
A2	—	197,917
A1	—	192,594
Baa1	—	93,157
Caa3	—	4,385
Ba1	—	3,083
CCC	—	1,160
AAAf	—	714
Ba2	—	3
Baa3	—	1
Others	1,098,016	1,352,513
	12,336,115	15,401,058

See credit risk policy in Note 29.7.